Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 22,275,986	$ 290,646,467	$ 287,517,003
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liabilities			4,786,875
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liabilities	383,333	95,833
Level 3 [Member]
Liabilities:
Convertible promissory notes – related party		88,850
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liabilities	200,000	50,000	$ 2,497,500
Related Party [Member] | Level 3 [Member]
Liabilities:
Convertible promissory notes – related party		$ 88,850